CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED INCOME STATEMENTS
Income from voyages and related services	$ 12,561.6	$ 10,728.7	$ 3,991.7
Cost of voyages and related services
Operating expenses and cost of services	(4,764.5)	(3,905.9)	(2,835.1)
Depreciation	(1,370.3)	(756.3)	(291.6)
Gross profit	6,426.8	6,066.5	865.0
Other operating income	48.9	14.5	12.6
Other operating expenses	(0.9)	(1.0)	4.3
General and administrative expenses	(338.3)	(267.7)	(163.2)
Share of profits (loss) of associates	(0.7)	4.0	3.3
Results from operating activities	6,135.8	5,816.3	722.0
Finance income	130.9	18.8	8.1
Finance expenses	(239.4)	(175.6)	(189.3)
Net finance expenses	(108.5)	(156.8)	(181.2)
Profit before income taxes	6,027.3	5,659.5	540.8
Income taxes	(1,398.3)	(1,010.4)	(16.6)
Profit for the year	4,629.0	4,649.1	524.2
Attributable to:
Owners of the Company	4,619.4	4,640.3	518.0
Non-controlling interests	9.6	8.8	6.2
Profit for the year	$ 4,629.0	$ 4,649.1	$ 524.2
Earnings per share (US$)
Basic earnings per 1 ordinary share	$ 38.49	$ 40.31	$ 5.18
Diluted earnings per 1 ordinary share	$ 38.35	$ 39.02	$ 4.96